CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2022		Dec. 31, 2021
Assets
Cash and balances at central banks	£ 70,375		£ 54,279
Items in the course of collection from banks	203		147
Financial assets at fair value through profit or loss	1,429		1,798
Derivative financial instruments	5,042		5,511
Loans and advances to banks	5,661		4,478
Loans and advances to customers	434,968		430,829
Reverse repurchase agreements	52,057		49,708
Debt securities	6,401		4,562
Due from fellow Lloyds Banking Group undertakings	714		739
Financial assets at amortised cost	499,801		490,316
Financial assets at fair value through other comprehensive income	24,029		27,786
Goodwill	470		470
Other intangible assets	4,295		4,144
Current tax recoverable	601		220
Deferred tax assets	4,476		4,048
Retirement benefit assets	5,473		4,531
Other assets	10,129		9,599
Total assets	626,323		602,849
Liabilities
Deposits from banks	4,034		3,363
Customer deposits	450,928		449,373
Repurchase agreements at amortised cost	48,153		30,106
Due to fellow Lloyds Banking Group undertakings	1,658		1,490
Items in course of transmission to banks	358		308
Financial liabilities at fair value through profit or loss	5,643		6,537
Derivative financial instruments	5,488		4,643
Notes in circulation	1,269		1,321
Debt securities in issue	53,223		48,724
Other liabilities	6,236		5,391
Retirement benefit obligations	187		230
Deferred tax liabilities	143		0
Other provisions	1,773		1,933
Subordinated liabilities	6,515		8,658
Total liabilities	585,608		562,077
Equity
Share capital	1,574		1,574
Share premium account	600		600
Other reserves	2,842		5,400
Retained profits	31,343		28,836
Ordinary shareholders’ equity	36,359		36,410
Other equity instruments	4,268		4,268
Total equity excluding non-controlling interests	40,627		40,678
Non-controlling interests	88		94
Total equity	40,715	[1]	40,772	[2]
Total equity and liabilities	£ 626,323		£ 602,849

[1]	Total equity attributable to owners of the parent was £40,627 million.
[2]	Total equity attributable to owners of the parent was £40,678 million